Loans (Summary of Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 loan	Sep. 30, 2013 loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts		0
One-to-four-family [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	4	4
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 1,471	$ 1,089
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,590	1,170
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	506
Non-residential [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	532
Financing Receivable, Modifications, Post-Modification Recorded Investment	549
Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	170
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 167